Shareholder Report, Holdings (Details)	May 31, 2025
Columbia High Yield Municipal Fund - Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia High Yield Municipal Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia High Yield Municipal Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia High Yield Municipal Fund - Class A | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Class A | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia High Yield Municipal Fund - Class A | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia High Yield Municipal Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia High Yield Municipal Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia High Yield Municipal Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia High Yield Municipal Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia High Yield Municipal Fund - Class A | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia High Yield Municipal Fund - Class A | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Class A | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia High Yield Municipal Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia High Yield Municipal Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Class C | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Class C | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia High Yield Municipal Fund - Class C | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Class C | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia High Yield Municipal Fund - Class C | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia High Yield Municipal Fund - Class C | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Class C | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia High Yield Municipal Fund - Class C | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia High Yield Municipal Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia High Yield Municipal Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia High Yield Municipal Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia High Yield Municipal Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia High Yield Municipal Fund - Class C | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia High Yield Municipal Fund - Class C | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Class C | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia High Yield Municipal Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia High Yield Municipal Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia High Yield Municipal Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia High Yield Municipal Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia High Yield Municipal Fund - Institutional Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Institutional Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia High Yield Municipal Fund - Institutional Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia High Yield Municipal Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia High Yield Municipal Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia High Yield Municipal Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia High Yield Municipal Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia High Yield Municipal Fund - Institutional Class | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia High Yield Municipal Fund - Institutional Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Institutional Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia High Yield Municipal Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia High Yield Municipal Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Institutional 2 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Institutional 2 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia High Yield Municipal Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia High Yield Municipal Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia High Yield Municipal Fund - Institutional 2 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Institutional 2 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia High Yield Municipal Fund - Institutional 2 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia High Yield Municipal Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia High Yield Municipal Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia High Yield Municipal Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia High Yield Municipal Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia High Yield Municipal Fund - Institutional 2 Class | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia High Yield Municipal Fund - Institutional 2 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Institutional 2 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia High Yield Municipal Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia High Yield Municipal Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia High Yield Municipal Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia High Yield Municipal Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia High Yield Municipal Fund - Institutional 3 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Institutional 3 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia High Yield Municipal Fund - Institutional 3 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia High Yield Municipal Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia High Yield Municipal Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia High Yield Municipal Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia High Yield Municipal Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia High Yield Municipal Fund - Institutional 3 Class | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia High Yield Municipal Fund - Institutional 3 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Institutional 3 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia High Yield Municipal Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia High Yield Municipal Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Class S | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Municipal Fund - Class S | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia High Yield Municipal Fund - Class S | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia High Yield Municipal Fund - Class S | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia High Yield Municipal Fund - Class S | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia High Yield Municipal Fund - Class S | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Municipal Fund - Class S | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia High Yield Municipal Fund - Class S | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia High Yield Municipal Fund - Class S | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia High Yield Municipal Fund - Class S | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia High Yield Municipal Fund - Class S | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia High Yield Municipal Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia High Yield Municipal Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia High Yield Municipal Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia High Yield Municipal Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia High Yield Municipal Fund - Class S | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia High Yield Municipal Fund - Class S | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia High Yield Municipal Fund - Class S | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia High Yield Municipal Fund - Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia High Yield Municipal Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%